Trade Accounts Receivable - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Cement business [member]
Disclosure of trade accounts receivables [line items]
Average credit period	6 days 14 hours
Concrete business [member]
Disclosure of trade accounts receivables [line items]
Average credit period	36 days